VALUED ADVISERS TRUST
2960 N. Meridian St.
Suite 300
Indianapolis, Indiana 46208

June 24, 2011

Securities & Exchange Commission
Division of Investment Management
450 5th Street, NW
Washington, DC  20549

Re:  Valued Advisers Trust (“Registrant”) (SEC File Nos. 811-22208 and 35-151672)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Registrant hereby certifies that (1) the form of Prospectus and Statement of Additional Information with respect to the Cloud Capital Strategic Large Cap Fund, Cloud Capital Strategic Mid Cap Fund and Cloud Capital Strategic Small Cap Fund that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in Post-Effective Amendment No. 41 to the Registration Statement, and (2) the text of Post-Effective Amendment No. 41 has been filed electronically.

If you have any questions or would like further information, please contact me at (317) 917-7029.

Sincerely,

/s/ Carol J. Highsmith

Carol J. Highsmith
Vice President